Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current
Tax credits	$ 9,623	$ 10,992
Trust funds	22,627	54,782
Prepaid expenses	192	792
Other	10,198	12,199
Other non current receivables	42,640	78,765
Current
Tax credits	13,646	10,925
Guarantee deposit	35,809	9,605
Receivables from related parties	9,315	10,140
Prepaid expenses	4,662	4,849
Compensation receivable	66,612	0
Government grants to receive	459	7,193
Other	15,046	15,088
Other current receivables	$ 145,549	$ 57,800